USD ($)

Fund summary
Goal
Putnam Emerging Markets Equity Fund seeks long-term capital appreciation.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 18 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Emerging Markets Equity Fund	Class A Putnam Emerging Markets Equity Fund		Class B Putnam Emerging Markets Equity Fund		Class C Putnam Emerging Markets Equity Fund		Class R Putnam Emerging Markets Equity Fund	Class R6 Putnam Emerging Markets Equity Fund	Class Y Putnam Emerging Markets Equity Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2024
Annual Fund Operating Expenses - Putnam Emerging Markets Equity Fund		Class A Putnam Emerging Markets Equity Fund	Class B Putnam Emerging Markets Equity Fund	Class C Putnam Emerging Markets Equity Fund	Class R Putnam Emerging Markets Equity Fund	Class R6 Putnam Emerging Markets Equity Fund	Class Y Putnam Emerging Markets Equity Fund
Management Fees (as a percentage of Assets)	[1]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[2]	0.40%	0.40%	0.40%	0.40%	0.21%	0.40%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Expenses (as a percentage of Assets)		1.57%	2.32%	2.32%	1.82%	1.13%	1.32%
Fee Waiver or Reimbursement	[3]	(0.30%)	(0.30%)	(0.30%)	(0.30%)	(0.30%)	(0.30%)
Net Expenses (as a percentage of Assets)		1.27%	2.02%	2.02%	1.52%	0.83%	1.02%
[1]	Management fees are subject to a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the MSCI Emerging Markets Index (ND). For the most recent fiscal year, the fund’s management fee prior to any performance adjustment was 0.92%.
[2]	Restated to reflect current fees.
[3]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through December 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Emerging Markets Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Putnam Emerging Markets Equity Fund	697	1,014	1,354	2,310
Class B Putnam Emerging Markets Equity Fund	705	995	1,412	2,444	205	695	1,212	2,444
Class C Putnam Emerging Markets Equity Fund	305	695	1,212	2,444	205	695	1,212	2,444
Class R Putnam Emerging Markets Equity Fund	155	543	957	2,111
Class R6 Putnam Emerging Markets Equity Fund	85	329	593	1,346
Class Y Putnam Emerging Markets Equity Fund	104	388	694	1,563

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 63%.

63.00%
Investments, risks, and performance

Investments

We invest mainly in common stocks (growth or value stocks or both) of emerging market companies of any size that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors that we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity securities of emerging market companies. This policy may be changed only after 60 days’ notice to shareholders.

Emerging markets include countries in the MSCI Emerging Market Index or that we consider to be emerging markets based on our evaluation of their level of economic development or the size and nature of their securities markets. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries, sectors, or geographic regions, such as Asian or Pacific Basin countries, which would make the fund more vulnerable to adverse developments affecting those regions, industries or sectors.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

As a non-diversified fund, the fund may invest in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivative positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges
Year-to-date performance through
Sep. 30, 2023
2.81%
Best calendar quarter
Jun. 30, 2020
24.75%
Worst calendar quarter
Mar. 31, 2020
(18.49%)

Average annual total returns after sales charges (for periods ended 12/31/22)
Average Annual Total Returns - Putnam Emerging Markets Equity Fund		1 Year	5 Years	10 Years
Class A Putnam Emerging Markets Equity Fund		(31.75%)	(2.02%)	1.92%
Class A Putnam Emerging Markets Equity Fund | After Taxes on Distributions		(31.75%)	(2.50%)	1.68%
Class A Putnam Emerging Markets Equity Fund | After Taxes on Distributions and Sales		(18.80%)	(1.46%)	1.60%
Class B Putnam Emerging Markets Equity Fund		(31.74%)	(1.95%)	1.92%
Class C Putnam Emerging Markets Equity Fund		(28.83%)	(1.59%)	1.92%
Class R Putnam Emerging Markets Equity Fund		(27.76%)	(1.11%)	2.27%
Class R6 Putnam Emerging Markets Equity Fund	[1]	(27.28%)	(0.46%)	2.86%
Class Y Putnam Emerging Markets Equity Fund		(27.42%)	(0.62%)	2.78%
MSCI Emerging Markets Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)		(20.09%)	(1.40%)	1.44%
[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.
All MSCI indices are provided by MSCI.
Certain information contained herein (the “Information”) is sourced from/copyright of MSCI Inc., MSCI ESG Research LLC, or their affiliates (“MSCI”), or information providers (together the “MSCI Parties”) and may have been used to calculate scores, signals, or other indicators. The Information is for internal use only and may not be reproduced or disseminated in whole or part without prior written permission. The Information may not be used for, nor does it constitute, an offer to buy or sell, or a promotion or recommendation of, any security, financial instrument or product, trading strategy, or index, nor should it be taken as an indication or guarantee of any future performance. Some funds may be based on or linked to MSCI indexes, and MSCI may be compensated based on the fund’s assets under management or other measures. MSCI has established an information barrier between index research and certain Information. None of the Information in and of itself can be used to determine which securities to buy or sell or when to buy or sell them. The Information is provided “as is” and the user assumes the entire risk of any use it may make or permit to be made of the Information. No MSCI Party warrants or guarantees the originality, accuracy, and/or completeness of the Information, and each expressly disclaims all express or implied warranties. No MSCI Party shall have any liability for any errors or omissions in connection with any Information herein, or any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of the possibility of such damages.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

As a non-diversified fund, the fund may invest in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund summary
Goal
Putnam Focused Equity Fund seeks capital appreciation.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 17 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Focused Equity Fund	Class A Putnam Focused Equity Fund		Class B Putnam Focused Equity Fund		Class C Putnam Focused Equity Fund		Class R Putnam Focused Equity Fund	Class R6 Putnam Focused Equity Fund	Class Y Putnam Focused Equity Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Focused Equity Fund	Class A Putnam Focused Equity Fund	Class B Putnam Focused Equity Fund	Class C Putnam Focused Equity Fund	Class R Putnam Focused Equity Fund	Class R6 Putnam Focused Equity Fund	Class Y Putnam Focused Equity Fund
Management Fees (as a percentage of Assets)	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.28%	0.28%	0.28%	0.28%	0.12%	0.28%
Expenses (as a percentage of Assets)	1.15%	1.90%	1.90%	1.40%	0.74%	0.90%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam Focused Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Putnam Focused Equity Fund	685	919	1,172	1,892
Class B Putnam Focused Equity Fund	693	897	1,226	2,027	193	597	1,026	2,027
Class C Putnam Focused Equity Fund	293	597	1,026	2,027	193	597	1,026	2,027
Class R Putnam Focused Equity Fund	143	443	766	1,680
Class R6 Putnam Focused Equity Fund	76	237	411	918
Class Y Putnam Focused Equity Fund	92	287	498	1,108

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 20%.

20.00%
Investments, risks, and performance

Investments

We invest mainly in equity securities (growth or value stocks or both) of large and midsize companies that we believe have favorable investment potential. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity investments, including common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). This policy may be changed only after 60 days’ notice to shareholders.

The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to concentrate its investments in a limited number of issuers.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The fund will be more susceptible to these risks than other funds because it concentrates its investments in a limited number of issuers or sectors, and the fund may perform poorly as a result of adverse developments affecting those issuers or sectors. These risks are generally greater for small and midsize companies.

As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before June 24, 2019, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
putnam.com.
Annual total returns for class A shares before sales charges
Year-to-date performance through
Sep. 30, 2023
13.93%
Best calendar quarte
Jun. 30, 2020
22.95%
Worst calendar quarter
Mar. 31, 2020
(21.68%)

Average annual total returns after sales charges (for periods ended 12/31/22)
Average Annual Total Returns - Putnam Focused Equity Fund		1 Year	5 Years	10 Years
Class A Putnam Focused Equity Fund		(19.27%)	4.94%	10.37%
Class A Putnam Focused Equity Fund | After Taxes on Distributions		(20.58%)	3.46%	8.34%
Class A Putnam Focused Equity Fund | After Taxes on Distributions and Sales		(10.63%)	3.48%	7.68%
Class B Putnam Focused Equity Fund		(19.02%)	5.07%	10.36%
Class C Putnam Focused Equity Fund		(15.79%)	5.40%	10.36%
Class R Putnam Focused Equity Fund		(14.57%)	5.93%	10.75%
Class R6 Putnam Focused Equity Fund	[1]	(14.02%)	6.61%	11.39%
Class Y Putnam Focused Equity Fund		(14.15%)	6.45%	11.30%
S&P 500® Index (no deduction for fees, expenses or taxes)		(18.11%)	9.42%	12.56%
Putnam Focused Equity Linked Benchmark (no deduction for fees, expenses or taxes,other than withholding taxes on reinvested dividends)	[2]	(18.11%)	7.07%	9.96%
[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[2]	The Putnam Focused Equity Linked Benchmark represents performance of the MSCI World Industrials Index (ND) from the inception date of the fund, December 18, 2008, through June 23, 2019 and performance of the S&P 500® Index from June 24, 2019 forward.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund summary
Goal
Putnam Global Technology Fund seeks capital appreciation.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 18 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Global Technology Fund	Class A Putnam Global Technology Fund		Class C Putnam Global Technology Fund		Class R Putnam Global Technology Fund	Class R6 Putnam Global Technology Fund	Class Y Putnam Global Technology Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Global Technology Fund	Class A Putnam Global Technology Fund	Class C Putnam Global Technology Fund	Class R Putnam Global Technology Fund	Class R6 Putnam Global Technology Fund	Class Y Putnam Global Technology Fund
Management Fees (as a percentage of Assets)	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.24%	0.24%	0.24%	0.11%	0.24%
Expenses (as a percentage of Assets)	1.11%	1.86%	1.36%	0.73%	0.86%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam Global Technology Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Putnam Global Technology Fund	682	908	1,151	1,849
Class C Putnam Global Technology Fund	289	585	1,006	1,984	189	585	1,006	1,984
Class R Putnam Global Technology Fund	138	431	745	1,635
Class R6 Putnam Global Technology Fund	75	233	406	906
Class Y Putnam Global Technology Fund	88	274	477	1,061

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 57%.

57.00%
Investments, risks, and performance

Investments

For this non-diversified fund concentrating in the technology industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies in the technology industries. This policy may be changed only after 60 days’ notice to shareholders. Potential investments include companies that have, or will develop, products, processes or services that will provide advances and improvements through technology to consumers, enterprises and governments worldwide. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also consider other factors that we believe will cause the stock price to rise. We may also use derivatives, such as certain foreign currency transactions, futures, options, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities. For example, we typically use foreign currency forward contracts in connection with the fund’s investments in foreign securities in order to hedge the fund’s currency exposure relative to the fund’s benchmark index.

The use of the term “global” in the fund’s name is meant to emphasize that we look for investment opportunities on a worldwide basis and that our investment strategies are not constrained by the countries or regions in which companies are located. Under normal market conditions, the fund intends to invest in at least five different countries and at least 40% of its net assets in securities of foreign companies (or, if less, at least the percentage of net assets that is ten percentage points less than the percentage of the fund’s benchmark represented by foreign companies, as determined by the providers of the benchmark).

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. Companies in the technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivative positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues). Our use of short selling may result in losses if the securities appreciate in value.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges
Year-to-date performance through
Sep. 30, 2023
30.53%
Best calendar quarter
Jun. 30, 2020
36.66%
Worst calendar quarter
Dec. 31, 2018
(19.72%)

Average annual total returns after sales charges (for periods ended 12/31/22)
Average Annual Total Returns - Putnam Global Technology Fund		1 Year	5 Years	10 Years
Class A Putnam Global Technology Fund		(36.32%)	10.65%	15.61%
Class A Putnam Global Technology Fund | After Taxes on Distributions		(36.64%)	7.50%	13.38%
Class A Putnam Global Technology Fund | After Taxes on Distributions and Sales		(21.43%)	7.85%	12.59%
Class C Putnam Global Technology Fund		(33.59%)	11.13%	15.60%
Class R Putnam Global Technology Fund		(32.60%)	11.69%	16.01%
Class R6 Putnam Global Technology Fund	[1]	(32.18%)	12.37%	16.65%
Class Y Putnam Global Technology Fund		(32.28%)	12.24%	16.58%
MSCI ACWI Information Technology Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)		(31.07%)	12.08%	15.52%
Putnam Global Technology Linked Benchmark (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	[2]	(30.98%)	13.12%	16.14%
[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[2]	The Putnam Global Technology Linked Benchmark represents the performance of the MSCI World Information Technology Index (ND) through March 31, 2022, and the performance of the MSCI ACWI Information Technology Index (ND) thereafter.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class C share performance reflects conversion to class A shares after eight years.
All MSCI indices are provided by MSCI.
Certain information contained herein (the “Information”) is sourced from/copyright of MSCI Inc., MSCI ESG Research LLC, or their affiliates (“MSCI”), or information providers (together the “MSCI Parties”) and may have been used to calculate scores, signals, or other indicators. The Information is for internal use only and may not be reproduced or disseminated in whole or part without prior written permission. The Information may not be used for, nor does it constitute, an offer to buy or sell, or a promotion or recommendation of, any security, financial instrument or product, trading strategy, or index, nor should it be taken as an indication or guarantee of any future performance. Some funds may be based on or linked to MSCI indexes, and MSCI may be compensated based on the fund’s assets under management or other measures. MSCI has established an information barrier between index research and certain Information. None of the Information in and of itself can be used to determine which securities to buy or sell or when to buy or sell them. The Information is provided “as is” and the user assumes the entire risk of any use it may make or permit to be made of the Information. No MSCI Party warrants or guarantees the originality, accuracy, and/or completeness of the Information, and each expressly disclaims all express or implied warranties. No MSCI Party shall have any liability for any errors or omissions in connection with any Information herein, or any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of the possibility of such damages.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.